Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment, which are used to secure debt or are subject to lien, at cost, as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Construction equipment	$93,897	$73,050
Furniture and equipment	50,325	46,451
Land and buildings	12,384	32,064
Transportation equipment	108,152	119,321
Leasehold improvements	23,063	17,019
Marine equipment	107	107

Total property, plant and equipment	287,928	288,012
Less: accumulated depreciation	(163,943)	(135,421)

Total property, plant and equipment, net	$123,985	$152,591